Restructuring and Other Charges, Net - Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and Other Charges	$ 23,669	$ 19,443	$ 16,385
Restructuring and other charges, net	18,047	16,521	16,903
Other Restructuring Costs	5,622	2,922	(518)
Healthcare
Restructuring Cost and Reserve [Line Items]
Restructuring and Other Charges	1,088	2,290	2,803
Restructuring and other charges, net	1,088	2,368	2,499
Mobile and Consumer
Restructuring Cost and Reserve [Line Items]
Restructuring and Other Charges	9,145	2,069	4,860
Restructuring and other charges, net	5,823	2,069	4,860
Enterprise
Restructuring Cost and Reserve [Line Items]
Restructuring and Other Charges	1,239	5,557	3,942
Restructuring and other charges, net	1,239	5,557	3,942
Imaging
Restructuring Cost and Reserve [Line Items]
Restructuring and Other Charges	3,861	2,840	1,425
Restructuring and other charges, net	3,861	2,840	1,425
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring and Other Charges	8,336	6,687	3,355
Restructuring and other charges, net	6,036	3,687	4,177
Personnel
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges, net	8,471	13,318	15,262
Personnel | Healthcare
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	(452)	(2,357)	(1,742)
Personnel | Mobile and Consumer
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	(2,960)	(1,447)	(4,124)
Personnel | Enterprise
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	(1,144)	(5,557)	(3,942)
Personnel | Imaging
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	(2,047)	(2,733)	(1,370)
Personnel | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	(1,868)	(1,224)	(4,084)
Facilities
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges, net	9,576	3,203	1,641
Facilities | Healthcare
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	(636)	(11)	(757)
Facilities | Mobile and Consumer
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	2,863	622	736
Facilities | Enterprise
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	(95)	0	0
Facilities | Imaging
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	(1,814)	(107)	(55)
Facilities | Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	(4,168)	(2,463)	(93)
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	5,622	2,922	(392)
Asset Impairment Charges	5,622	2,922	(518)
Other Restructuring [Member] | Healthcare
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	0	(78)	304
Other Restructuring [Member] | Mobile and Consumer
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	3,322	0	0
Other Restructuring [Member] | Enterprise
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	0	0	0
Other Restructuring [Member] | Imaging
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	0	0	0
Other Restructuring [Member] | Corporate
Restructuring Cost and Reserve [Line Items]
Other Restructuring Costs	$ 2,300	$ 3,000	$ (822)